Commitments and Contingencies - Schedule of Future Minimum Lease Receivables under Non-Cancellable Operating Leases with Tenants (Details) - Dec. 31, 2021	CNY (¥)	USD ($)
Commitments And Contingencies Disclosure [Abstract]
2022	¥ 76,370,033	$ 11,984,125
2023	69,781,327	10,950,213
2024	63,727,168	10,000,183
2025	60,375,233	9,474,192
2026	55,245,491	8,669,223
Thereafter	226,933,574	35,610,830
Total	¥ 552,432,826	$ 86,688,766